Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Clinical Trial Services of Cross Country Healthcare Inc. (Detail) - USD ($) $ in Thousands			1 Months Ended
		Feb. 15, 2013	Oct. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill				$ 588,434	$ 463,324	$ 357,523
Clinical Trial Services of Cross Country Healthcare Inc.
Business Acquisition [Line Items]
Property, plant and equipment		$ 339
Goodwill	[1]	36,922
Cash and cash equivalents		1,039
Accounts receivable		9,200
Unbilled revenue		2,128
Prepayments and other current assets		465
Non-current assets		6
Other liabilities		(2,285)
Non-current other liabilities		(16)
Net assets acquired		51,698
Cash consideration		51,897
Working capital adjustment		(199)	$ (199)
Net assets acquired/Net purchase consideration		51,698
Clinical Trial Services of Cross Country Healthcare Inc. | Customer Relationships
Business Acquisition [Line Items]
Intangible asset		3,300
Clinical Trial Services of Cross Country Healthcare Inc. | Order Backlog
Business Acquisition [Line Items]
Intangible asset		$ 600

[1]	Goodwill represents the acquisition of an established workforce with experience in the clinical research industry, thereby allowing the Company to enhance its capabilities in global resourcing and FSP and also medical and safety services. Goodwill related to the US portion of the business acquired is tax deductible.